Summary of Significant Accounting Policies - Summary of Principal Foreign Currency Exchange Rates Used by the Group (Detail)	12 Months Ended
	Dec. 31, 2022 CNY (¥) SEK (kr) INR (₨) CHF (SFr) SGD ($) JPY (¥) GBP (£) USD ($) MXN ($) HKD ($)	Dec. 31, 2021 USD ($) MXN ($) HKD ($) CNY (¥) SEK (kr) INR (₨) CHF (SFr) SGD ($) JPY (¥) GBP (£)	Dec. 31, 2020 INR (₨) CHF (SFr) SGD ($) JPY (¥) GBP (£) USD ($) MXN ($) HKD ($) CNY (¥) SEK (kr)
CNY
Fluctuation Of The Main Currencies The Group Is Using Against Euro [Line Items]
Exchange rate | ¥	7.4229	7.2197	8.025
Average | ¥	7.0714	7.6372	7.8704
CHF
Fluctuation Of The Main Currencies The Group Is Using Against Euro [Line Items]
Exchange rate | SFr	0.9841	1.0347	1.0844
Average | SFr	1.0036	1.0818	1.0706
GBP
Fluctuation Of The Main Currencies The Group Is Using Against Euro [Line Items]
Exchange rate | £	0.8843	0.8389	0.9027
Average | £	0.8519	0.8603	0.8891
HKD
Fluctuation Of The Main Currencies The Group Is Using Against Euro [Line Items]
Exchange rate	8.3095	8.8304	9.5354
Average	8.239	9.1986	8.8482
INR
Fluctuation Of The Main Currencies The Group Is Using Against Euro [Line Items]
Exchange rate | ₨	88.1789	84.3226	90.0633
Average | ₨	82.5907	87.5124	84.4913
JPY
Fluctuation Of The Main Currencies The Group Is Using Against Euro [Line Items]
Exchange rate | ¥	141.7666	130.2725	126.9056
Average | ¥	137.737	129.8404	121.8322
MXN
Fluctuation Of The Main Currencies The Group Is Using Against Euro [Line Items]
Exchange rate	20.7529	23.1683	24.465
Average	21.0553	24.0754	24.3566
SEK
Fluctuation Of The Main Currencies The Group Is Using Against Euro [Line Items]
Exchange rate | kr	11.1472	10.2407	10.0791
Average | kr	10.6281	10.1418	10.4784
SGD
Fluctuation Of The Main Currencies The Group Is Using Against Euro [Line Items]
Exchange rate	1.4321	1.5303	1.6273
Average	1.4499	1.5902	1.5734
USD
Fluctuation Of The Main Currencies The Group Is Using Against Euro [Line Items]
Exchange rate	1.0658	1.1324	1.2299
Average	1.0521	1.1835	1.1408